Non-cash operating items (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure Changes In Non Cash Operating Items [Abstract]
Changes in Non-Cash Operating Items
The changes in non-cash operating items consist of the following:

	2016	2015
Accounts receivable	$6,612	$6,715
Natural gas in storage	6,877	3,049
Supplies and consumable inventory	692	(2,968)
Income taxes receivable	145	(2,529)
Prepaid expenses	(6,161)	(7,833)
Accounts payable	24,524	(18,261)
Accrued liabilities	(9,454)	(28,495)
Current income tax liability	(4,552)	1,820
Net regulatory assets and liabilities	(14,979)	37,353
	$3,704	$(11,149)